Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Net Loss Per Share [abstract]
Net Loss Per Share

Note 27 – Net Loss Per Share

The loss per share for the periods ended December 31, 2017 and 2016 was as follows:

	2017	2016
Net loss	$(11,140)	$(9,857)

Weighted average number of common shares outstanding – basic	13,947,636	12,542,950
Dilutive effect of stock options	–	–
Dilutive effect of warrants	–	–
Weighted average number of shares outstanding – diluted	13,947,636	12,542,950
Net loss per share – basic and diluted	$(0.80)	$(0.79)

No effect has been given to the potential exercise of stock options and warrants in the calculation of diluted net loss per share, as their impact would be anti-dilutive.